CONSOLIDATED STATEMENT OF STOCKHOLDERS' EQUITY (USD $) Share data in Thousands, unless otherwise specified	Stockholders' equity attributable to Fossil Group, Inc.	Common stock	Additional paid-in capital	Treasury stock	Retained earnings	Accumulated other comprehensive income (loss)	Currency Translation Adjustments	Unrealized gain (loss) on securities available for sale	Noncontrolling interest	Total
Balance at Dec. 31, 2011	$ 1,105,929,000	$ 684,000	$ 149,243,000	$ (450,700,000)	$ 1,384,522,000	$ 22,180,000			$ 10,917,000	$ 1,116,846,000
Balance (in shares) at Dec. 31, 2011		68,370
Increase (Decrease) in Shareholders' Equity
Common stock issued upon exercise of stock options and stock appreciation rights	6,090,000	3,000	6,087,000							6,090,000
Common stock issued upon exercise of stock options and stock appreciation rights (in shares)		336
Tax benefit derived from stock-based compensation	11,693,000		11,693,000							11,693,000
Acquisition of common stock	(271,293,000)			(271,293,000)						(271,293,000)
Retirement of common stock		(93,000)	(60,476,000)	722,410,000	(661,841,000)
Retirement of common stock (in shares)		(9,341)
Restricted stock issued in connection with stock-based compensation plan		1,000	(1,000)
Restricted stock issued in connection with stock-based compensation plan (in shares)		116
Common stock forfeitures put to treasury			417,000	(417,000)
Stock-based compensation	18,568,000		18,568,000							18,568,000
Net income	343,401,000				343,401,000				10,858,000	354,259,000
Other comprehensive income (loss)	6,580,000					6,580,000	11,228,000	(29,000)		6,580,000
Purchase of noncontrolling interest shares	(7,332,000)		(7,332,000)						(6,729,000)	(14,061,000)
Distribution of noncontrolling interest earnings and other									(8,198,000)	(8,198,000)
Acquisitions	19,899,000	1,000	19,898,000						81,000	19,980,000
Acquisitions (in shares)		150
Balance at Dec. 29, 2012	1,233,535,000	596,000	138,097,000	0	1,066,082,000	28,760,000			6,929,000	1,240,464,000
Balance (in shares) at Dec. 29, 2012		59,631
Increase (Decrease) in Shareholders' Equity
Common stock issued upon exercise of stock options and stock appreciation rights	7,596,000	3,000	7,593,000							7,596,000
Common stock issued upon exercise of stock options and stock appreciation rights (in shares)		293
Tax benefit derived from stock-based compensation	8,379,000		8,379,000							8,379,000
Acquisition of common stock	(582,254,000)		1,064,000	(583,318,000)						(582,254,000)
Retirement of common stock		(53,000)	(16,094,000)	583,318,000	(567,171,000)
Retirement of common stock (in shares)		(5,340)
Restricted stock issued in connection with stock-based compensation plan		1,000	(1,000)
Restricted stock issued in connection with stock-based compensation plan (in shares)		124
Stock-based compensation	15,338,000		15,338,000							15,338,000
Net income	378,152,000				378,152,000				9,896,000	388,048,000
Other comprehensive income (loss)	7,931,000					7,931,000	7,971,000	475,000		7,931,000
Purchase of noncontrolling interest shares	0
Distribution of noncontrolling interest earnings and other									(10,135,000)	(10,135,000)
Balance at Dec. 28, 2013	1,068,677,000	547,000	154,376,000	0	877,063,000	36,691,000			6,690,000	1,075,367,000
Balance (in shares) at Dec. 28, 2013		54,708								54,708
Increase (Decrease) in Shareholders' Equity
Common stock issued upon exercise of stock options and stock appreciation rights	3,235,000	1,000	3,234,000							3,235,000
Common stock issued upon exercise of stock options and stock appreciation rights (in shares)		88
Tax benefit derived from stock-based compensation	1,430,000		1,430,000							1,430,000
Acquisition of common stock	(437,911,000)		800,000	(438,711,000)						(437,911,000)
Retirement of common stock		(41,000)	(6,993,000)	438,711,000	(431,677,000)
Retirement of common stock (in shares)		(4,144)
Restricted stock issued in connection with stock-based compensation plan		1,000	(1,000)
Restricted stock issued in connection with stock-based compensation plan (in shares)		119
Stock-based compensation	18,823,000		18,823,000							18,823,000
Net income	376,707,000				376,707,000				9,904,000	386,611,000
Other comprehensive income (loss)	(53,101,000)					(53,101,000)	(65,393,000)			(53,101,000)
Purchase of noncontrolling interest shares	0								(336,000)	(336,000)
Distribution of noncontrolling interest earnings and other									(10,317,000)	(10,317,000)
Balance at Jan. 03, 2015	$ 977,860,000	$ 508,000	$ 171,669,000	$ 0	$ 822,093,000	$ (16,410,000)			$ 5,941,000	$ 983,801,000